NUVEEN VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENT DATED FEBRUARY 21, 2014

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 10, 2014

Class B shares of Nuveen Virginia Municipal Bond Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-VAS-0214P